SUPPLEMENTAL CASH FLOW INFORMATION	21 Months Ended
Sep. 30, 2012
Notes
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 2  SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the nine months ended September 30, 2012 and 2011 are summarized as follows:

Cash paid during the years for interest and income taxes:

.	2012	2011
Income Taxes	$--	$--
Interest	$--	$--